POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 76	$ 124
Net interest cost	(18)	(5)
Net pension expense	58	119
Administrative expense	4	4
Total pension cost recognized in net income	62	123
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	(134)	(108)
Administrative expense	2	4
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	76	124
Net interest cost	$ 116	$ 103